Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Components of Lease Expenses

(a)	The components of lease expenses were as follows:

	For the Years Ended December 31,
	2019	2020
Lease cost:
Amortization of right-of-use assets	10,928	13,432
Interest of lease liabilities	1,746	1,938
Expenses for short-term lease within 12 months	605	505

Total lease cost	13,279	15,875

Summary of Supplemental Cash Flow Information Related to Leases

(b)	Supplemental cash flow information related to leases was as follows:

	For the Years Ended December 31,
	2019	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	11,228	14,322
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	—	5,516
Reductions to ROU assets resulting from reductions to lease obligations:
Operating leases	—	427

Summary of Supplemental Balance Sheet Information Related to Leases
(c)	Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2019	2020
Weighted-average remaining lease term
Operating leases	1.2 year	1.3 year
Weighted-average discount rate
Operating lease	7.14% per annum	6.73% per annum

Schedule of Maturities of Lease Liabilities

(d)	Maturities of lease liabilities were as follows:

Years Ending December 31,	As of December 31, 2020
2021	13,200
2022	3,603

Total undiscounted lease payments	16,803
Less: imputed interest	(860)

Total lease liabilities	15,943